PROPERTY, PLANT AND EQUIPMENT, NET (Details)	12 Months Ended
	Dec. 31, 2017 CNY (¥)	Dec. 31, 2017 USD ($)	Dec. 31, 2016 CNY (¥)	Dec. 31, 2015 CNY (¥)	Dec. 31, 2017 USD ($)	Jul. 31, 2017 CNY (¥)
Property, Plant and Equipment [Line Items]
Property and equipment	¥ 8,424,206,985		¥ 6,487,564,926
Less: Accumulated depreciation	(2,368,014,424)		(2,028,991,593)
Less: Impairment	(23,670,338)		(51,439,373)
Subtotal	6,032,522,223		4,407,133,960
Construction in progress	647,664,933		331,547,393
Property, plant and equipment, net	6,680,187,156		4,738,681,353		$ 1,026,725,967	¥ 815,400,000
Depreciation of property, plant and equipment	600,541,219	$ 92,301,495	449,079,007	¥ 393,162,784
Property, plant and equipment impairment			125,524,021
Pledged property, plant and equipment	1,853,520,442		1,899,053,100
Receivables Related To Disposal Of Property, Plant And Equipment	111,500,000		0
Gain (Loss) on Disposition of Intangible Assets	(1,936,959)	$ (297,705)	(1,159,217)	¥ (614,295)
Buildings [Member]
Property, Plant and Equipment [Line Items]
Property and equipment	1,636,589,735		1,429,839,237
Machinery and equipment [Member]
Property, Plant and Equipment [Line Items]
Property and equipment	6,547,574,340		4,886,493,031
Motor vehicles [Member]
Property, Plant and Equipment [Line Items]
Property and equipment	31,862,146		34,434,859
Furniture, fixture and office equipment [Member]
Property, Plant and Equipment [Line Items]
Property and equipment	¥ 208,180,764		¥ 136,797,799